LONG-TERM DEBT - Summary of Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 29, 2023 CAD ($)	Dec. 29, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 08, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 8,836.9				$ 9,266.8	$ 8,001.8
Deferred finance costs	(79.0)				(59.6)
Less: Current portion of long-term debt	9.7				17.9
Less: Derivative asset	(20.0)				(58.3)
Non-current portion of long-term debt	8,827.2				9,248.9
Total long-term debt, net of derivative asset	8,816.9				9,208.5
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 1,205.0	$ 75.0
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							8.50%
Cost
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,834.6				9,252.0
Cost | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	184.9				771.8
Cost | Loan A Term Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	0.0				500.0
Cost | Loan B Term Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 961.8				$ 1,742.7
Cost | 4.250% USD senior secured notes ("4.250% 2025 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%	4.25%			4.25%
Long-term debt	$ 661.3				$ 677.2
Cost | 3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%			3.75%
Long-term debt	$ 992.0				$ 1,015.8
Cost | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%	5.125%			5.125%
Long-term debt	$ 661.3				$ 677.2
Cost | 3.500% USD senior secured notes ("3.500% 2028 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	3.50%			3.50%
Long-term debt	$ 992.0				$ 1,015.8
Cost | 6.750% USD senior secured notes ("6.750% 2031 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%			6.75%
Long-term debt	$ 1,322.6				$ 0.0
Cost | 4.000% USD senior notes ("4.000% 2028 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%			4.00%
Long-term debt	$ 992.0				$ 1,015.8
Cost | 4.000% 2028 Notes, Initial Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 500.0
Cost | 4.000% 2028 Notes, Additional Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 250.0
Cost | 4.750% 2029 Notes Effective June 8, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.75%	4.75%			4.75%
Long-term debt	$ 992.0				$ 1,015.8
Cost | 4.375% USD senior notes ("4.375% 2029 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.375%	4.375%			4.375%
Long-term debt	$ 727.4				$ 744.9
Cost | Other
Disclosure of detailed information about borrowings [line items]
Long-term debt	347.3				75.0
Discount
Disclosure of detailed information about borrowings [line items]
Long-term debt	(9.6)				(5.5)
Derivative liability
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 90.9				$ 79.9